Disposal of Lianwai Kindergarten - Summary of Non Discontinued Operation Results of the Disposal Group (Detail)		12 Months Ended
	Nov. 28, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues		¥ 159,239,362	$ 24,404,501	¥ 152,120,636	¥ 142,523,585
Cost of revenues		(114,164,679)	(17,496,503)	(98,132,945)	(89,609,968)
Gross profit		45,074,683	6,907,998	53,987,691	52,913,617
Operating expenses:
General and administrative expenses		(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Total operating expenses		(19,224,388)	(2,946,266)	(9,275,857)	(27,621,026)
Income from operations		25,850,295	3,961,732	44,711,834	25,292,591
Interest expense		(2,077,129)	(318,334)	(3,426,380)	(5,086,720)
Income before income taxes		33,585,084	5,147,140	47,236,997	27,412,441
Net income		¥ 33,585,084	$ 5,147,140	¥ 47,236,997	¥ 27,412,441
Lianwai Kindergarten [Member] | Disposal Group, Not Discontinued Operations [member]
Net revenues	¥ 4,244,816
Cost of revenues	(3,152,096)
Gross profit	1,092,720
Operating expenses:
General and administrative expenses	(370,854)
Total operating expenses	(370,854)
Income from operations	721,866
Interest expense	(5,630)
Other income, net	10,967
Income before income taxes	727,203
Net income	¥ 727,203